Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Reconciliation of Wholesale Funding to Balance Sheet

This table reconciles our wholesale funding to our balance sheet at 31 December 2018 and 2017.

		Balance sheet line item
				Repurchase		Financial
	Funding	Deposits	Deposits by	agreements – non	Trading	liabilities designated	Debt securities	Subordinated	Other equity
	analysis	by banks	customers(1)	trading(2)	liabilities	at fair value	in issue	liabilities	instruments(3)
2018	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits	1.0	1.0	—	—	—	—	—	—	—
Certificates of deposit and commercial paper	6.4	—	—	—	—	—	6.4	—	—
Senior unsecured – public benchmark	21.2	—	8.6	—	—	—	12.6	—	—
– privately placed	4.0	—	0.1	—	—	1.0	2.9	—	—
Covered bonds	16.6	—	—	—	—	—	16.6	—	—
Securitisation and structured issuance	7.8	—	0.5	2.2	—	—	5.1	—	—
Term Funding Scheme	10.8	10.8	—	—	—	—	—	—	—
Subordinated liabilities and equity	5.0	—	—	—	—	—	—	3.0	2.0

Total wholesale funding	72.8	11.8	9.2	2.2	—	1.0	43.6	3.0	2.0

Repos	10.8	—	—	8.7	—	2.1	—	—	—
Foreign exchange and hedge accounting	4.2	—	0.5	—	—	—	3.1	0.6	—
Other	8.6	5.4(4)	—	—	—	3.2	—	—	—

Balance sheet total	96.4	17.2	9.7	10.9	—	6.3	46.7	3.6	2.0

2017
Deposits by banks	0.3	0.2	—	—	—	0.1	—	—	—
Certificates of deposit and commercial paper	8.0	—	—	—	—	0.4	7.6	—	—
Senior unsecured – public benchmark	17.8	—	6.0	—	—	—	11.8	—	—
– privately placed	3.1	—	—	—	—	1.1	2.0	—	—
Covered bonds	14.2	—	—	—	—	—	14.2	—	—
Securitisation and structured issuance	5.5	—	0.5	1.0	—	—	4.0	—	—
Term Funding Scheme	8.5	8.5	—	—	—	—	—	—	—
Subordinated liabilities and equity	5.5	—	—	—	—	—	—	3.2	2.3

Total wholesale funding	62.9	8.7	6.5	1.0	—	1.6	39.6	3.2	2.3

Repos	25.6	—	—	0.1	25.5	—	—	—	—
Foreign exchange and hedge accounting	3.9	—	0.3	—	—	—	3.0	0.6	—
Other	10.3	4.0(4)	—	—	5.6(5)	0.7	—	—	—

Balance sheet total	102.7	12.7	6.8	1.1	31.1	2.3	42.6	3.8	2.3

(1)	This is included in our balance sheet total of £178,090m (2017: £183,648m).
(2)

From 1 January 2018, the non-trading repurchase agreements that are held at amortised cost are now presented as separate lines in the balance sheet, as described in Note 1. Comparatives are re-presented accordingly.

(3)

Consists of £14m (2017: £14m) fixed/floating rate non-cumulative callable preference shares, £235m (2017: £235m) Step-up Callable Perpetual Reserve Capital Instruments and £1,756m (2017: £2,046m) Perpetual Capital Securities. See Note 34 to the Consolidated Financial Statements.

(4)	Other consists of items in the course of transmission and other deposits, excluding the TFS. See Note 26 to the Consolidated Financial Statements.
(5)	Short positions in securities and unsettled trades, cash collateral and short-term deposits. See Note 23 to the Consolidated Financial Statements.

Summary of Sources of Wholesale Funding by Maturity

This table shows our main sources of wholesale funding. It does not include securities financing repurchase agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.

	< 1	>1 and	>3 and	>6 and	>9 and	Sub-total	>1 and	>2 and
	month	<3 months	<6 months	<9 months	<12 months	<1 year	<2 years	<5 years	>5 years	Total
2018	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc(1)
Senior unsecured – public benchmark	—	—	—	—	—	—	0.8	6.2	1.6	8.6
– privately placed	—	—	—	—	—	—	—	—	0.1	0.1
Subordinated liabilities and equity (incl. AT1)	—	—	0.2	—	0.3	0.5	—	0.8	1.5	2.8

	—	—	0.2	—	0.3	0.5	0.8	7.0	3.2	11.5

Other Santander UK plc
Deposits by banks	—	1.0	—	—	—	1.0	—	—	—	1.0
Certificates of deposit and commercial paper	1.5	3.6	1.1	0.1	0.1	6.4	—	—	—	6.4
Senior unsecured – public benchmark	0.8	1.5	—	0.6	—	2.9	4.8	3.5	1.4	12.6
– privately placed	—	—	1.0	0.3	—	1.3	1.8	0.4	0.4	3.9
Covered bonds	—	—	—	1.4	—	1.4	2.8	8.4	4.0	16.6
Securitisation and structured issuance(2)	0.8	0.6	0.6	0.2	0.4	2.6	0.8	2.5	—	5.9
Term Funding Scheme	—	—	—	—	—	—	4.5	6.3	—	10.8
Subordinated liabilities	—	—	—	—	—	—	—	0.9	1.3	2.2

	3.1	6.7	2.7	2.6	0.5	15.6	14.7	22.0	7.1	59.4

Other group entities
Securitisation and structured issuance(3)	—	0.1	0.1	0.1	0.1	0.4	0.4	1.1	—	1.9

Total at 31 December 2018	3.1	6.8	3.0	2.7	0.9	16.5	15.9	30.1	10.3	72.8

Of which:
– Secured	0.8	0.7	0.7	1.7	0.5	4.4	8.5	18.3	4.0	35.2
– Unsecured	2.3	6.1	2.3	1.0	0.4	12.1	7.4	11.8	6.3	37.6

	3.1	6.8	3.0	2.7	0.9	16.5	15.9	30.1	10.3	72.8

Total at 31 December 2017	4.8	3.9	3.3	1.4	1.5	14.9	7.9	28.9	11.2	62.9

Of which:
– Secured	0.9	—	1.4	—	1.3	3.6	2.9	18.3	3.4	28.2
– Unsecured	3.9	3.9	1.9	1.4	0.2	11.3	5.0	10.6	7.8	34.7

	4.8	3.9	3.3	1.4	1.5	14.9	7.9	28.9	11.2	62.9

(1)

95% of Senior Unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential debt’ in line with the guidelines from the Bank of England for Internal MREL.

(2)	Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)	Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.

Summary of Wholesale Funding by Currency

This table shows our wholesale funding by major currency at 31 December 2018 and 2017.

	2018				2017
	Sterling %	US Dollar %	Euro %	Other %	Sterling %	US Dollar %	Euro %	Other %
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	11	65	22	2	9	67	22	2
– privately placed	—	—	—	100	—	—	—	100
Subordinated liabilities and equity (incl. AT1)	64	36	—	—	68	32	—	—

	23	57	17	3	28	54	14	4

Other Santander UK plc
Deposits by banks	3	97	—	—	27	73	—	—
Certificates of deposit and commercial paper	48	52	—	—	89	10	—	1
Senior unsecured – public benchmark	11	56	33	—	9	49	42	—
– privately placed	13	12	72	3	7	19	70	4
Covered bonds	50	—	49	1	47	—	52	1
Securitisation and structured issuance	61	35	4	—	80	20	—	—
Term Funding Scheme	100	—	—	—	100	—	—	—
Subordinated liabilities	49	51	—	—	52	48	—	—

	48	25	26	1	49	19	32	—

Other group entities
Deposits by banks	—	—	—	—	—	100	—	—
Certificates of deposit and commercial paper	—	—	—	—	34	65	1	—
Securitisation and structured issuance	89	11	—	—	91	—	9	—

	89	11	—	—	47	50	3	—

Total	46	30	24	—	45	28	25	2

Summary of External Term Issuance (Sterling Equivalent)

In 2018, our external term issuance (sterling equivalent) was:

	Sterling £bn	US Dollar £bn	Euro £bn	Other £bn	Total 2018 £bn	Total 2017 £bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	0.5	1.5	0.7	—	2.7	2.0
– privately placed	—	—	—	—	—	0.1
Subordinated debt and equity (incl. AT1)	—	—	—	—	—	0.5

	0.5	1.5	0.7	—	2.7	2.6

Other Santander UK plc
Securitisations and other secured funding	1.4	1.5	—	—	2.9	0.5
Covered bonds	2.5	—	1.8	—	4.3	2.3
Senior unsecured – public benchmark	0.4	2.5	—	—	2.9	1.1
– privately placed	0.3	—	1.3	—	1.6	0.1
Term Funding Scheme	2.3	—	—	—	2.3	4.0

	6.9	4.0	3.1	—	14.0	8.0

Other group entities
Securitisations	0.4	—	—	—	0.4	1.2

Total gross issuances	7.8	5.5	3.8	—	17.1	11.8